Interest expense and finance costs (Tables)	3 Months Ended
Mar. 31, 2019
Interest Expense And Finance Costs [Abstract]
Schedule of Interest expense and finance costs
	Three months ended
	Mar 31, 2019	Mar 31, 2018
Interest incurred	6,442,772	5,109,737
Amortization of deferred finance fees	514,888	592,254
	6,957,660	5,701,991